FORM 24F-2
                        Annual Notice of Securities Sold
                             Pusuant to Rule 24f-2
________________________________________________________________________________


1.   Names and address of issuer:

     EVERGREEN MONEY MARKET TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN INSTITUTIONAL MONEY MARKET FUND
     EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND


3.   Investment Company Act File Number:     811-5300

     Securities Act File Number:             33-16706



4.   Last day of fiscal year for which this notice is filed:

     February 28, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                                            N/A



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE




8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE




9.   Number and aggregate sale price of securities sold during the fiscal year:

 Evergreen Institutional
          Money Market Fund              2,578,642,264        $2,578,642,264
 Evergreen Institutional
          Treasury Money Market Fund     1,671,272,107         1,671,272,107
                                         -------------         -------------
                                         4,249,914,371 Shares $4,249,914,371

10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

 Evergreen Institutional
          Money Market Fund              2,578,642,264        $2,578,642,264
 Evergreen Institutional
          Treasury Money Market Fund     1,671,272,107         1,671,272,107
                                         -------------         -------------
                                         4,249,914,371 Shares $4,249,914,371

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

 Evergreen Institutional
          Money Market Fund                  3,216,759          $  3,216,759
 Evergreen Institutional
          Treasury Money Market Fund           809,212          $    809,212
                                          ------------          ------------
                                             4,025,971 Shares   $  4,025,971

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

 Evergreen Institutional
          Money Market Fund              2,578,642,264        $2,578,642,264
 Evergreen Institutional
          Treasury Money Market Fund     1,671,272,107         1,671,272,107
                                         -------------         -------------
                                         4,249,914,371 Shares $4,249,914,371

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

 Evergreen Institutional
          Money Market Fund                  3,216,759          $  3,216,759
 Evergreen Institutional
          Treasury Money Market Fund           809,212          $    809,212
                                          ------------          ------------
                                             4,025,971 Shares   $  4,025,971

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

 Evergreen Institutional
          Money Market Fund              1,139,232,248        $1,139,232,248
 Evergreen Institutional
          Treasury Money Market Fund       794,940,457        $  794,940,457
                                          ------------          ------------
                                         1,934,172,705 Shares $1,934,172,705

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable): NONE

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable):  ($)

 Evergreen Institutional
          Money Market Fund                                   $1,442,626,775
 Evergreen Institutional
          Treasury Money Market Fund                          $  877,140,862
                                                                ------------
                                                              $2,319,767,637

     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): /3300

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $  702,960


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     April 25, 1997

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                                   President & Treasurer

                                   /s/ John J. Pileggi
                                   ---------------------


     Date: April 25, 1997